united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Semi-Annual Report
March 31, 2018

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA

The equity markets continued to post gains and achieve new record highs throughout the fourth quarter of 2017 and into January of 2018. The continued push in equities coincided with record low volatility. The VIX index, a measure of volatility in the market, closed below 10 over fifty times in 2017, a level it had only reached nine times in aggregate from 1990 to 2016. The good times in the market did not last long as the markets encountered volatility in February 2018, and a drawdown from which the S&P 500 index has still not fully recovered. The S&P 500 Index finished the 1st quarter of 2018 with a loss of 0.76% which was only the second time the S&P 500 Index experienced a negative quarter in the past five years.

The Persimmon Long Short Fund’s lineup of sub-advisers currently consists of Infinitas and Weatherbie Capital, which is complemented by the Blue Wave strategy managed by Persimmon Capital Management, LP (“PCM” or “Persimmon”). Each of these unique managers position their portfolios to take advantage of the opportunities they perceive in the market. During the six months ended March 31, 2018, the Persimmon Investment Team became cautious of the US equity environment as traditional metrics began to signal that the stock market, which had spent the last nine years seemingly going straight up and did not experience a single correction of 20%, was starting to appear stretched. All this in the face of the Federal Reserve slowly taking away the punch bowl of liquidity, possible global trade wars, and the potential for military conflict sparked from the Syria situation, massive Chinese debt problems and the twitter circus going on in Washington D.C. As such, the sleeve of the portfolio that is managed internally by the Blue Wave strategy took a conservative approach into the market selloff. The PCM sleeve only participated in about half of the market’s run up to new highs in January, but due to the conservative nature of the strategy it was able to retain most of the gains that had been built up during the prior 4 months.

Our small cap focused manager, Weatherbie Capital, experienced a similar return pattern during the run up in the market. As with our internal strategy, they were able to generate returns that were roughly half of those seen in the general markets. This team employs a strategy with a longer time frame focus than our internal strategy and thus was unable to cut their exposures enough during the January/February 2018 selloff to protect capital. As such, the strategy gave back nearly all the gains experienced in the preceding four months.

Our other sub-advisor, Infinitas, runs their portfolio with a high level of concentration, and this period proved out to be a double-edged sword to their investment strategy. Infinitas participated with the markets through January 2018 appreciating almost in lock step. They were our best performing sub-strategy in November 2017, December 2017, and January 2018, driving a substantial amount of the overall portfolio’s gains, but as volatility returned to the markets, this top performing manager quickly became a drag on the fund. Their long book had become quite extended after it had appreciated nearly 15% in 3 months. Due to the large gains in their concentrated long book the largest winners in portfolio had become outsized positions creating even more directional market exposure. These exposure levels left the portfolio vulnerable to the selloff, and when some of these outsized positions experienced earnings misses, it had a material impact on performance and their strategy gave back all the gains that were accrued and round tripped the entire six-month period ended March 31,2018, ending up only slightly positive.

We as the adviser to the Fund are disappointed in the returns that we were able to deliver to our investors during this period of heightened volatility. We remain dedicated to delivering alpha through the active allocation of investor capital to a portfolio of complementary long/short equity strategies and will continue to evaluate all options and continually search for new talent. As of March 31, 2018, the Persimmon Long Short Fund was allocated to three distinct long/short equity strategies, and we believe that despite some of the short-term underperformance, the Fund is uniquely positioned to take advantage of current market trends and deliver superior risk-adjusted performance.

We believe that long/short equity offers the potential to add substantial value to a diversified equity allocation. Equity markets should continue to demonstrate higher dispersion and dislocation in returns across market capitalizations and present abundant short opportunities in sectors that have reached extended valuations. Active managers may be better positioned to deliver significant alpha as their deep research becomes valuable again and they are able to exploit winners and losers in this type of market environment.

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

The following table summarizes returns of the Persimmon Long Short Fund alongside the S&P 500 and the HFRX Equity Hedge Index:

As of March 31th

	YTD	1 Year	3 Year	5 Year	Inception to Date*

Fund – LSEIX	-1.02%	7.37%	2.67%	4.03%	4.07%
HFRX Equity	1.17%	8.35%	2.10%	3.12%	3.96%
Hedge Index
S&P 500 TR	-0.76%	13.99%	10.78%	13.31%	14.83%

*	Inception Date 01/01/2013

Returns greater than one year are annualized

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

Greg Horn
Art Holly
Tim Melly

The Persimmon Capital Management Investment Team

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The performance data quoted here represents past performance. For more current performance information, please call toll-free 855-233-8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2019, to ensure that net annual, operating expenses of the Class I Shares will not exceed 2.75% respectively, subject to the possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Without these waivers, the Class I shares total annual operating expenses would be 4.22%. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Persimmon Capital Management, LP is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turn-over, may expose the Fund to additional risks that it would not be subject to, if it invested directly

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

4630-NLD-5/24/2018

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception
	Six Months	One Year	Three Years	Five Years	December 31, 2012
Persimmon Long Short Fund - Class I	1.44%	7.37%	2.67%	4.03%	4.07%
HFRX Equity Hedge Index **	3.93%	8.35%	2.10%	3.12%	3.96%
S&P 500 Total Return Index ***	5.84%	13.99%	10.78%	13.31%	14.83%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on March 31, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2018 are 4.22% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Top Holdings by Industry / Asset Type	% of Net Assets
Short-term Investments	28.3%
Communications	14.6%
Equity Funds	12.4%
Consumer, Non-cyclical	9.5%
Technology	8.9%
Industrial	8.8%
Consumer, Cyclical	8.2%
Financial	5.8%
Other Assets Less Liabilities	2.5%
Basic Materials	0.6%
Energy	0.4%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	COMMON STOCK - 57.4%
	AEROSPACE/DEFENSE - 3.0%
226	Boeing Co. ^	$74,101
788	Harris Corp. ^	127,089
1,336	HEICO Corp. ^	115,978
750	KLX, Inc. *	53,295
5,217	Kratos Defense & Security Solutions, Inc. *	53,683
371	Lockheed Martin Corp. ^	125,372
1,210	TransDigm Group, Inc. ^	371,397
		920,915
	AIRLINES - 0.1%
1,217	Azul SA - ADR *	42,291

	APPAREL - 1.5%
5,057	Canada Goose Holdings, Inc. * ^	169,005
8,000	Skechers U.S.A., Inc. * ^	311,120
		480,125
	AUTO MANUFACTURERS - 0.2%
3,606	Fiat Chrysler Automobiles NV	73,995

	AUTO PARTS & EQUIPMENT- 0.9%
7,500	Goodyear Tire & Rubber Co.	199,350
444	Lear Corp.	82,624
		281,974
	BANKS - 2.0%
1,611	Bank of NT Butterfield & Son Ltd.	72,302
670	Comerica, Inc.	64,273
1,964	Grupo Supervielle SA - ADR	59,587
2,838	Independent Bank Group, Inc.	200,647
337	Peapack Gladstone Financial Corp.	11,252
1,061	Signature Bank *	150,609
220	SVB Financial Group *	52,802
		611,472
	BEVERAGES - 0.3%
1,592	Brown-Forman Corp.	86,605

	BIOTECHNOLOGY - 1.5%
5,427	ACADIA Pharmaceuticals, Inc. *	121,945
2,189	Acorda Therapeutics, Inc. *	51,770
436	BioMarin Pharmaceutical, Inc. *	35,347
1,715	Puma Biotechnology, Inc. *	116,706
2,541	Ultragenyx Pharmaceutical, Inc. *	129,566
		455,334
	BUILDING MATERIALS - 0.7%
835	Martin Marietta Materials, Inc.	173,095
600	US Concrete, Inc. *	36,240
		209,335

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCK - 57.4% (Continued)
	COMMERCIAL SERVICES - 3.3%
1,208	Bright Horizons Family Solutions, Inc. *	$120,462
212	CoStar Group, Inc. *	76,888
681	HealthEquity, Inc.	41,228
222	MarketAxess Holdings, Inc.	48,272
1,332	On Assignment, Inc.	109,064
5,793	Paylocity Holding Corp. *	296,775
1,546	ServiceMaster Global Holdings, Inc. *	78,614
651	Total System Services, Inc.	56,155
999	TransUnion *	56,723
409	United Rentals, Inc. *	70,647
493	WEX, Inc. *	77,214
		1,032,042
	COMPUTERS - 1.0%
946	Carbonite, Inc. *	27,245
765	Cognizant Technology Solutions Corp.	61,583
1,147	EPAM Systems, Inc. *	131,354
665	Globant SA *	34,274
593	Qualys, Inc. *	43,141
		297,597
	DISTRIBUTION/WHOLESALE - 0.6%
1,622	H&E Equipment Services, Inc. ^	62,431
768	LKQ Corp. * ^	29,146
1,108	SiteOne Landscape Supply, Inc. * ^	85,360
		176,937
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
708	Affiliated Managers Group, Inc.	134,223
198	BlackRock, Inc.	107,261
446	Mastercard, Inc.	78,121
1,364	SEI Investments Co.	102,177
266	Virtus Investment Partners, Inc.	32,931
3,340	WageWorks, Inc. *	150,968
		605,681
	ELECTRONICS - 0.4%
1,136	TE Connectivity Ltd.	113,486

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCK - 57.4% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
650	Argan, Inc.	$27,918
13,400	IES Holdings, Inc. *	203,010
885	TopBuild Corp. *	67,720
		298,648
	ENVIRONMENTAL CONTROL - 0.9%
3,945	Waste Connections, Inc. ^	283,014

	FOOD - 0.2%
1,035	Lamb Weston Holdings, Inc. ^	60,258

	HEALTHCARE-PRODUCTS - 2.2%
400	Abiomed, Inc. * ^	116,396
263	Align Technology, Inc. *	66,047
382	Bio-Techne Corp.	57,697
1,302	Globus Medical, Inc. *	64,866
4,577	Insulet Corp. *	396,734
		701,740
	HEALTHCARE-SERVICES - 0.3%
1,076	US Physical Therapy, Inc. ^	87,479

	INTERNET - 10.6%
974	51job, Inc. - ADR * ^	83,803
1,550	Alibaba Group Holding Ltd. - ADR *	284,487
154	Alphabet, Inc. - Class A * ^	159,720
660	Alphabet, Inc. - Class C * ^	680,981
1,265	Baidu, Inc. - ADR * ^	282,335
17,750	Chegg, Inc. * ^	366,715
4,910	Expedia, Inc.	542,113
715	GrubHub, Inc. *	72,551
244	Netflix, Inc. *	72,065
319	Proofpoint, Inc. *	36,254
1,707	Stamps.com, Inc. * ^	343,192
2,456	Trade Desk, Inc. * ^	121,867
3,733	Wayfair, Inc. * ^	252,089
		3,298,172

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCK - 57.4% (Continued)
	IRON/STEEL - 0.5%
15,600	Cleveland-Cliffs, Inc. *	$108,420
1,088	Steel Dynamics, Inc.	48,111
		156,531
	LEISURE TIME - 0.4%
2,961	Planet Fitness, Inc. * ^	111,837

	LODGING - 0.9%
1,104	Choice Hotels International, Inc.	88,486
1,247	Hilton Worldwide Holdings, Inc.	98,214
648	Marriott International, Inc.	88,115
		274,815
	MACHINERY-DIVERSIFIED - 1.0%
9,000	Gencor Industries, Inc. *	144,900
1,311	Middleby Corp. * ^	162,289
		307,189
	MEDIA - 3.4%
11,450	Liberty Global PLC *	348,424
10,720	Nexstar Media Group, Inc.	712,880
		1,061,304
	MINING - 0.1%
852	Southern Copper Corp.	46,161

	MISCELLANEOUS MANUFACTURING - 0.1%
379	Proto Labs, Inc. * ^	44,551

	OIL & GAS SERVICES - 0.4%
6,704	Solaris Oilfield Industries, Inc. *	111,018

	PHARMACEUTICALS - 1.5%
577	Aerie Pharmaceuticals, Inc. * ^	31,302
4,980	Diplomat Pharmacy, Inc. * ^	100,347
5,974	Portola Pharmaceuticals, Inc. * ^	195,111
1,704	Zoetis, Inc.	142,301
		469,061
	REAL ESTATE - 1.4%
1,046	CBRE Group, Inc. *	49,392
4,964	FirstService Corp.	363,266
656	Redfin Corp. *	14,976
		427,634

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCK - 57.4% (Continued)
	RETAIL - 3.6%
759	Best Buy Co., Inc.	$53,122
412	Burlington Stores, Inc. *	54,858
453	Chuy’s Holdings, Inc. * ^	11,869
28,320	Fiesta Restaurant Group, Inc. *	523,920
974	Five Below, Inc. *	71,433
447	Lululemon Athletica, Inc. *	39,837
2,335	Ollie’s Bargain Outlet Holdings, Inc. * ^	140,801
1,251	PetIQ, Inc. *	33,277
518	PVH Corp.	78,441
698	Ross Stores, Inc.	54,430
1,834	Ruth’s Hospitality Group, Inc.	44,841
		1,106,829
	SAVINGS & LOANS - 0.6%
4,287	Bofl Holding, Inc. * ^	173,752

	SEMICONDUCTORS - 1.5%
1,815	ASML Holding NV ^	360,386
1,863	Impinj, Inc. * ^	24,256
378	IPG Photonics Corp. * ^	88,218
		472,860
	SHIPBUILDING - 0.1%
160	Huntington Ingalls Industries, Inc.	41,242

	SOFTWARE - 6.9%
1,207	2U, Inc. * ^	101,424
354	Adobe Systems, Inc. * ^	76,492
931	Aspen Technology, Inc.	73,447
1,525	Broadridge Financial Solutions, Inc.	167,277
1,349	CommerceHub, Inc. *	30,352
1,177	Cotivit Holdings, Inc. * ^	40,536
3,820	Ebix, Inc. ^	284,590
659	Envestnet, Inc. *	37,761
5,445	Everbridge, Inc. * ^	199,287
1,450	HubSpot, Inc. * ^	157,035
634	MSCI, Inc. ^	94,764
1,270	NetEase, Inc. - ADR	356,095
655	Paycom Software, Inc. * ^	70,340
1	Progress Software Corp.	38
278	RealPage, Inc. * ^	14,317
366	ServiceNow, Inc. *	60,555
226	SPS Commerce, Inc. * ^	14,480
460	Tyler Technologies, Inc. *	97,042
789	Ultimate Software Group, Inc. * ^	192,279
576	Veeva Systems, Inc. *	42,060
303	Workday, Inc. *	38,513
		2,148,684
	TELECOMMUNICATIONS - 0.8%
174	Arista Networks, Inc. * ^	44,422
785	Casa Systems, Inc. *	23,032
3,008	GTT Communications, Inc. * ^	170,554
		238,008

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCK - 57.4% (Continued)
	TRANSPORTATION - 1.6%
678	Old Dominion Freight Line, Inc.	$99,646
3,872	XPO Logistics, Inc. * ^	394,208
		493,854

	TOTAL COMMON STOCK (Cost - $14,124,128)	17,802,430
	EXCHANGE-TRADED FUNDS (ETFs) - 12.3%
	EQUITY FUNDS - 12.3%
949	iShares MSCI Thailand Capped ETF	94,615
6,065	United States Oil Fund LP *	79,391
13,904	SPDR S&P 500 ETF Trust	3,658,838
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $3,802,437)	3,832,844

	Counterparty	Contracts ++	Notional Amount	Exercise Price	Expiration	Fair Value
PURCHASED OPTIONS - 0.5% *
Call Options Puchased - 0.1%
Chicago Board Options Exchange	InteractiveBrokers	62	20,770	$17.00	4/25/2018	$20,770
Total Call Options Purchased (Cost $15,185)						20,770

Put Options Purchased - 0.4%
Carvana Co.	InteractiveBrokers	6	2,580	23.00	8/17/2018	2,580
Carvana Co.	InteractiveBrokers	6	4,410	25.00	1/18/2019	4,410
Riot Blockchain, Inc.	InteractiveBrokers	5	5,175	16.00	6/15/2018	5,175
Riot Blockchain, Inc.	InteractiveBrokers	2	1,756	13.00	1/18/2019	1,756
Riot Blockchain, Inc.	InteractiveBrokers	5	13,925	33.00	1/18/2019	13,925
Sears Holdings Corp.	InteractiveBrokers	3	7,320	27.00	6/15/2018	7,320
Sears Holdings Corp.	InteractiveBrokers	9	13,230	17.00	1/18/2019	13,230
Sears Holdings Corp.	InteractiveBrokers	16	37,600	25.00	1/18/2019	37,600
Snap, Inc.	InteractiveBrokers	12	16,776	30.00	1/18/2019	16,770
Snap, Inc.	InteractiveBrokers	7	16,100	40.00	1/18/2019	16,100
Total Put Options Purchased (Cost $114,229)						118,866
TOTAL OPTIONS PURCHASED (Cost $129,414)						139,636

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 28.3%
	MONEY MARKET FUND - 28.3%
8,787,530	Fidelity Investments Money Market Funds - Institutional Class, 1.14% +	$8,787,530
	TOTAL SHORT-TERM INVESTMENT (Cost - $8,787,530)

	TOTAL INVESTMENTS - 98.0% (Cost - $26,714,095) (a)	$30,422,804
	OPTION CONTRACTS PURCHASED (Cost - $129,414) - 0.5%	139,636
	SECURITIES SOLD SHORT (Proceeds - $8,361,411) - (25.5)%	(7,912,714)
	OTHER ASSETS LESS LIABILITIES - 27.0%	8,408,544
	NET ASSETS - 100.0%	$31,058,270

Shares		Fair Value
	SECURITIES SOLD SHORT - (26.1)% *
	COMMON STOCK - (16.3)%
	AEROSPACE & DEFENSE - (0.7)%
4,700	Aerovironment, Inc.	$213,897

	AGRICULTURE - (0.2)%
946	British American Tobacco PLC - ADR	54,575

	AUTO MANUFACTURERS - (0.2)%
1,125	REV Group, Inc.	23,355
102	Tesla, Inc.	27,145
		50,500
	AUTO PARTS & EQUIPMENT - (0.1)%
1,002	Cooper Tire & Rubber Co.	29,359

	BANKS - (0.7)%
2,734	Associated Banc-Corp.	67,940
961	Synovus Financial Corp.	47,992
1,933	Zions Bancorporation	101,927
		217,859
	BIOTECHNOLOGY - (0.4)%
2,500	Exact Sciences Corp.	100,825
54	Illumina, Inc.	12,767
2,069	Lexicon Pharmaceuticals, Inc.	17,731
		131,323
	BUILDING MATERIALS - (0.1)%
1,100	Cree, Inc.	44,341

	CHEMICALS - (0.2)%
903	WR Grace & Co.	55,291

	COMMERCIAL SERVICES - (0.8)%
57	Ambow Education Holding Ltd. - ADR	228
5,196	Great Lakes Dredge & Dock Corp.	23,902
2	Huron Consulting Group, Inc.	76
4,700	Sabre Corp.	100,815
2,800	TriNet Group, Inc.	129,696
		254,717

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (25.2)% (Continued)
	COMMON STOCK - (16.3)% (Continued)
	COMPUTERS - (0.2)%
1,449	NetScout Systems, Inc.	$38,181
1,362	Pure Storage, Inc.	27,172
		65,353
	COSMETICS/PERSONAL CARE - (0.4)%
905	Edgewell Personal Care Co.	44,182
1,005	Procter & Gamble Co.	79,676
		123,858
	DIVERSIFIED FINANCIAL SERVICES - (0.2)%
140	Och-Ziff Capital Management Group LLC	374
6,100	PPDAI Group, Inc. - ADR	45,445
		45,819
	ELECTRIC - (0.5)%
2,405	OGE Energy Corp.	78,812
1,003	Pinnacle West Capital Corp.	80,039
		158,851
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.6)%
1,421	Acuity Brands, Inc.	197,789

	ENVIRONMENTAL CONTROL - (0.1)%
732	Stericycle, Inc.	42,844

	FOOD - (0.3)%
986	B&G Foods, Inc.	23,368
1,367	Blue Apron Holdings, Inc.	2,734
1,205	Campbell Soup Co.	52,188
		78,290
	GAS - (0.2)%
2,684	NiSource, Inc.	64,174

	HEALTHCARE PRODUCTS- (0.1)%
864	Dentsply Sirona, Inc.	43,468

	HOME FURNISHINGS - (0.8)%
832	Leggett & Platt, Inc.	36,907
4,850	Sleep Number Corp.	170,477
501	Tempur Sealy International, Inc.	22,690
		230,074
	HOUSEHOLD PRODUCTS & WARES - (0.0)%
1	Kimberly-Clark Corp.	110

	INSURANCE - (1.6)%
918	American International Group, Inc.	49,957
7,048	HCI Group, Inc.	268,952
5,550	Universal Insurance Holdings, Inc. ^	177,045
		495,954
	INTERNET - (1.5)%
190	Amazon.com, Inc.	274,995
2,571	Carvana Co.	58,953
2	GrubHub, Inc.	203
1,199	Shutterstock, Inc.	57,732
298	Snap, Inc.	4,729
1,046	Sohu.com, Inc.	32,342
597	Zillow Group, Inc. - Class C	32,119
304	Zillow Group, Inc. - Class A	16,416
		477,489
	LEISURE TIME - (0.1)%
870	Harley-Davidson, Inc.	37,306

	MEDIA - (0.4)%
2,898	Grupo Televisa SAB - ADR	46,252
3,507	Shaw Communications, Inc.	67,545
		113,797

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (25.2)% (Continued)
	COMMON STOCK - (16.3)% (Continued)
	MINING - (0.2)%
852	Agnico Eagle Mines Ltd.	$35,844
2,909	Barrick Gold Corp.	36,217
		72,061
	MISCELLANEUOS MANUFACTURING - (0.5)%
3,665	Actuant Corp.	85,211
2,107	American Outdoor Brands Corp.	21,744
2,634	General Electric Co.	35,506
		142,461
	PHARMACEUTICALS - (1.6)%
723	CVS Health Corp.	44,978
2,537	DexCom, Inc.	188,144
935	Mallinckrodt PLC	13,539
1,964	Owens & Minor, Inc.	30,540
14,503	Valeant Pharmaceuticals International, Inc.	230,888
		508,089
	PIPELINES - (0.6)%
1,549	Enbridge, Inc.	48,747
858	Magellan Midstream Partners LP	50,064
1,169	Tallgrass Energy GP LP	22,234
1,728	TransCanada Corp.	71,384
		192,429
	RETAIL - (0.5)%
1,332	Bed Bath & Beyond, Inc.	27,959
2,339	GameStop Corp.	29,518
397	Jack in the Box, Inc.	33,876
209	PetMed Express, Inc.	8,726
4	Sears Holdings Corp.	11
243	Ulta Beauty, Inc.	49,638
		149,728
	SAVINGS & LOANS - (0.2)%
3,295	People’s United Financial, Inc.	61,485

	SOFTWARE - (1.4)%
683	Box, Inc.	14,036
1,900	Castlight Health, Inc.	6,935
790	Cerner Corp.	45,820
1,950	j2 Global, Inc.	153,894
4,300	RealPage, Inc.	221,450
		442,135
	TELECOMMUNICATIONS - (0.1)%
1,776	ADTRAN, Inc.	27,617

	TEXTILES - (0.8)%
7,900	Culp, Inc.	241,345

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $5,494,164)	$5,064,388

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (25.2)% (Continued)
	EXCHANGE-TRADED FUNDS (ETFs) - (6.7)%
	EQUITY FUNDS - (6.7)%
3,200	CurrencyShares Euro Trust	$378,656
1,955	iShares MSCI Philippines ETF	68,308
2,100	PowerShares QQQ Trust Series 1	336,273
4,562	SPDR S&P 500 ETF Trust	1,200,490
2,088	Utilities Select Sector SPDR Fund	105,507
	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $2,043,039)	2,089,234

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (2.4)%
1,486	American Campus Communities, Inc.	57,389
451	AvalonBay Communities, Inc.	74,172
1,903	CBL & Associates Properties, Inc.	7,936
1,730	Education Realty Trust, Inc.	56,658
4,275	Empire State Realty Trust, Inc.	71,777
87	Equinix, Inc.	36,378
1,756	GEO Group, Inc.	35,945
2,466	HCP, Inc.	57,285
1,756	Omega Healthcare Investors, Inc.	47,482
2,056	Outfront Media, Inc.	38,529
8,231	Pennsylvania Real Estate Investment Trust	79,429
2,695	Sabra Health Care REIT, Inc.	47,567
1,178	Ventas, Inc.	58,346
13,523	Washington Prime Group, Inc.	90,199
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Proceeds - $824,208)	759,092

	TOTAL SECURTIES SOLD SHORT (Proceeds - $8,361,411)	$7,912,714

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*	Non-income producing security.

^	All or part of the security was held as collateral for securities sold short as of March 31, 2018.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

++	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $18,626,609 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,793,179
Unrealized depreciation	(770,061)
Net unrealized appreciation	$4,023,118

		Underlying Face		Unrealized
Short		Amount at		Appreciation/
Contracts		Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.1)%
4	E-Mini Nasdaq 100 Index	$527,520	June-18	$29,595
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS			$29,595

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

ASSETS
Investment securities, at cost	$26,714,095
Investments in options purchased, at cost	129,414
Investment securities, at fair value	30,422,804
Investments in options purchased, at fair value	139,636
Segregated cash at broker	7,864,183
Cash	854
Receivable for securities sold	2,003,759
Dividends and Interest receivable	28,828
Unrealized appreciation on futures contracts	29,595
TOTAL ASSETS	40,489,659

LIABILITIES
Securities sold short, at fair value (proceeds $8,361,411)	7,912,714
Payable for investments purchased	1,414,816
Investment advisory fees payable	43,918
Dividends payable on securities sold short	9,565
Payable to Related Parties	12,273
Accrued expenses and other liabilities	38,103
TOTAL LIABILITIES	9,431,389
NET ASSETS	$31,058,270

COMPOSITION OF NET ASSETS:
Paid in capital	$28,179,715
Accumulated net investment loss	(2,233,999)
Accumulated net realized loss from investments, securities sold short, option contracts purchased and option contracts written	915,330
Net unrealized appreciation of investments, securities sold short, option contracts purchased	4,197,224
NET ASSETS	$31,058,270

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$31,058,270
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,900,991
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.71

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

INVESTMENT INCOME
Dividends	$88,909
Interest	28,532
Less: Foreign withholding taxes	(587)
TOTAL INVESTMENT INCOME	116,854

EXPENSES
Advisory fees	283,538
Interest expenses	75,867
Dividend paid on securities sold short	56,785
Compliance officer fees	27,564
Accounting services fees	27,319
Trustees fees and expenses	25,116
Custodian fees	24,388
Administrative services fees	19,034
Transfer agent fees	13,102
Audit fees	8,228
Printing and postage expenses	6,417
Registration fees	5,984
Legal fees	5,491
Insurance expense	1,496
Broker Fees	999
Non 12b-1 shareholder servicing fees	311
Miscellaneous expenses	2,412
TOTAL EXPENSES	584,051
Fees waived/expenses reimbursed by the Advisor	(57,973)
TOTAL NET EXPENSES	526,078

NET INVESTMENT LOSS	(409,224)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	674,056
Securities sold short	(931,207)
Options contracts purchased	(23,617)
Futures contracts	50,587
Foreign currency transactions	110
Net Realized Loss	(230,071)

Net change in unrealized appreciation on:
Investments	458,235
Securities sold short	400,025
Options contracts purchased	35,386
Futures contracts	29,595
Net Change in Unrealized Appreciation	923,241

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	693,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$283,946

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(409,224)	$(616,726)
Net realized gain (loss) on investments	(230,071)	2,002,536
Net change in unrealized appreciation on investments	923,241	186,167
Net increase in net assets resulting from operations	283,946	1,571,977

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class I	(1,384,825)	—
Total distributions to shareholders	(1,384,825)	—

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	9,365,739	608,000
Net asset value of shares issued in reinvestment of distributions:
Class I	1,384,825	—
Payments for shares redeemed:
Class I	(1,670,126)	(6,619,698)
Net increase (decrease) from shares of beneficial interest transactions	9,080,438	(6,011,698)

NET DECREASE IN NET ASSETS	7,979,559	(4,439,721)

NET ASSETS
Beginning of Period	23,078,711	27,518,432
End of Period *	$31,058,270	$23,078,711
* Includes accumulated net investment loss of:	$(2,233,999)	$(439,950)

SHARE ACTIVITY
Class I:
Shares Sold	867,289	57,423
Shares Reinvested	129,787	—
Shares Redeemed	(151,119)	(645,133)
Net increase (decrease) in shares of beneficial interest outstanding	845,957	(587,710)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2018		September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$11.23		$10.41	$10.90		$11.02		$10.62		$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.16)		(0.28)	(0.37)		(0.33)		(0.26)		(0.22)
Net realized and unrealized gain on investments	0.31		1.10	0.40		0.56		0.66		0.84
Total from investment operations	0.15		0.82	0.03		0.23		0.40		0.62
Less distributions from:
Net realized gains	(0.67)		—	(0.52)		(0.35)		0.00	(3)	—
Total distributions	(0.67)		—	(0.52)		(0.35)		0.00	(3)	—
Redemption fees collected	—		—	—		—		0.00	(3)	—
Net asset value, end of period	$10.71		$11.23	$10.41		$10.90		$11.02		$10.62
Total return (4)	1.44	% (5)	7.88%	0.17%		2.17%		3.77%		6.20	% (5)
Net assets, at end of period (000s)	$31,058		$23,079	$27,518		$28,549		$29,752		$27,884
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (9)	4.09	% (7)	4.17%	4.33	% (6)	3.93	% (6)	4.09%		4.71	% (7)
Ratio of net expenses to average net assets (9)	3.69	% (7)	3.86%	4.33%		3.93%		3.83	% (6)	4.00	% (6,7)
Ratio of net investment loss to average net assets (8)	(2.87	)% (7)	(2.66)%	(3.44)%		(2.97)%		(2.39)%		(2.93	)% (7)
Portfolio Turnover Rate	138	% (5)	86%	207%		214%		181%		203	% (5)

(1)	The Fund commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets including fee recapture in 2016 and 2015 and net of fee waiver in 2014 and 2013.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

	Gross expenses to Average net assets	3.16	% (7)	3.09%	2.89	% (6)	2.99	% (6)	3.24%		3.70	% (7)
	Net expenses to average net assets	2.75	% (7)	2.78%	2.89%		2.99%		2.99	% (6)	2.99	% (6,7)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$17,802,431	$—	$—	$17,802,430
Exchange-Traded Funds	3,832,844	—	—	3,832,844
Purchased Options	139,636	—	—	139,636
Short-Term Investments	8,787,530	—	—	8,787,530
Futures Contracts	29,595	—	—	29,595
Total Investments	$30,592,036	$—	$—	$30,592,035

Liabilities
Securities Sold Short
Common Stocks	$5,064,388	$—	$—	$5,064,388
Exchange-Traded Funds	2,089,234	—	—	2,089,234
Real Estate Investment Trusts (REITs)	759,092	—	—	759,092
Total Securities Sold Short	$7,912,714	$—	$—	$7,912,714

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2015-2017) or expected to be taken in the Fund’s 2018 returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $32,952,236 and $32,830,566, respectively.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Segregated Cash at Broker – The Fund has $7,864,183 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2018, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended March 31, 2018:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value

Call options purchased	Equity	Investments in purchased options, at value	$20,770
Put options purchased	Equity	Investments in purchased options, at value	118,866
Futures contracts	Equity	Unrealized appreciation on futures contracts	29,595
		Totals	$169,231

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized loss from options purchased
Net change in unrealized appreciation on option contracts purchased
Net realized gain on futures
Net change in unrealized appreciation on futures

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2018:

		Realized loss on	Change in unrealized
		options	appreciation on options
Derivative Investment Type	Primary Risk Exposure	purchased	purchased
Options purchased	Equity	$(23,617)	$35,386

		Realized gain on	Change in Unrealized
Derivative Investment Type	Primary Risk Exposure	futures	appreciation on Futures
Futures	Equity	$50,587	$29,595

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Offsetting of Financial Assets and Derivative Assets – The Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation or depreciation on swaps. The Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2018 for the Fund.

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
Assets:				Liabilities

		Gross Amounts Offset in	Net Amounts of Liabilities
		the Consolidated	Presented in the Consolidated
	Gross Amounts of	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Options Purchased	$139,636	$—	$139,636	$—	$—	$139,636
Futures	29,595	—	29,595	—	—	29,595
Total	$169,231	$—	$169,231	$—	$—	$169,231

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by several sub-advisors (each, a “Sub-Advisor”, together, the “Sub-Advisors”). Both Infinitas Capital, LLC, and Weatherbie Capital, LLC, Inc., served as a Sub-Advisor to the Fund during the six months ended March 31, 2018.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.99% of the average daily net assets. Pursuant to separate sub-advisory agreements between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a specific percentage of the net assets of its managed allocated portion. The Sub-Advisors are paid by the Advisor, not the Fund. For the six months ended March 31, 2018, the advisory fees incurred by the Fund amounted to $283,538.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2019, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 2.75% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2018, the Advisor waived expenses in the amount of $57,973. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2020	$73,080
Total	$73,080

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2018, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2017 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2017	September 30, 2016
Ordinary Income	$—	$—
Long-Term Capital Gain	—	1,376,395
Return of Capital	—	—
	$—	$1,376,395

There were no distributions for the fiscal year ended September 30, 2017.

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$1,384,780	$(493,951)	$—	$(72,381)	$3,129,472	$3,947,920

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for constructive sales, real estate investment trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $493,951.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and foreign currency gains/ (losses), and adjustments for real estate investment trusts, partnerships, return of capital from C-Corporation and capitalization in lieu of dividend payments, resulted in reclassification for the year ended September 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(756,888)	$915,601	$(158,713)

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

6.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than sixty days. The redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. For the six months ended March 31, 2018, the Fund paid $0 in redemption fees.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2017 and ending April 1, 2018.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual Expenses	Expense Ratio **	Account Value	Value	Period
	10/1/17 - 3/31/18	10/1/2017	3/31/2018	10/1/17 - 3/31/18

Class I	2.75%	$1,000.00	$1,014.40	$13.81

	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical Expenses	Expense Ratio **	Account Value	Value	Period *
	10/1/17 - 3/31/18	10/1/2017	3/31/2018	10/1/17 - 3/31/18

Class I	2.75%	$1,000.00	$1,011.22	$13.79

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Renewal of Advisory Agreement – Persimmon Long/Short Fund*

In connection with a meeting held on November 28th and 29th, 2017, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Persimmon Capital Management, LLC (“PCM”) and the Trust, with respect to the Persimmon Long/Short Fund, (“Fund”). The Board also considered the renewal of investment sub-advisory agreements (the “Sub-Advisory Agreements”) between PCM and each of Infinitas Capital, LLC (“IC”) and Weatherbie Capital, LLC (“WBC”), with respect to the Fund. In considering the renewal of the Advisory and Sub-Advisory Agreements, the Board received materials specifically relating to the Advisory and Sub -Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory and Sub Advisory Agreements.

PCM:

Nature, Extent & Quality of Services. The Board noted PCM was founded in 1998 as an RIA to provide investment consulting services to high net worth families, foundations and endowments, and had approximately $210 million in assets under management. The Board observed the professionalism of PCM’s key personnel, as well as their many years of experience with hedge funds and alternative investments and their impressive academic credentials. The Board commented that PCM supported its investment process by conducting comprehensive due diligence of its sub-advisers, and evaluating various factors including experience, depth and quality of the investment and operations teams, investment style and philosophy, risk management process, historical returns and risk metrics, operational controls, financial viability and regulatory and legal history. The Board recognized PCM’s risk management plan entailed daily analytics measuring VaR, standard deviation, liquidity, and return attributions to ensure the sub-strategies remain complementary and diversified. The Board appreciated PCM’s daily evaluation of each sub-adviser using sophisticated qualitative and quantitative tools to measure performance and risk. The Board noted PCM’s investment committee reviewed performance and determined if corrective actions were necessary to meet the portfolio’s mandate. The Board discussed PCM’s consolidation of each sub-adviser’s trading with a single clearing broker-dealer to minimize fees and reduce transaction and borrowing costs. The Board noted PCM had no material compliance or litigation issues since the advisory agreement’s last renewal. The Board noted PCM’s investment committee followed a disciplined approach to sub-advisers, and dedicated resources and tools to help evaluate and make appropriate manager decisions. The Board concluded that PCM should continue to provide high quality service to the Fund and its shareholders.

Performance. The Board noted the Fund had net returns of 9.12% over the one-year period and outperformed its Morningstar category and peer group. The Board noted the Fund posted positive returns over the three-year and since inception periods, but underperformed relative to its Morningstar category and peer group. The Board observed the Fund underperformed the S&P 500 over all time periods because the Fund was a long/short strategy designed to provide hedged performance with much lower volatility, and could not keep pace with the S&P 500 in a rising, low volatility market. The Board noted certain changes PCM made over the past year, including introducing a new systematic equity strategy and eliminating sub-advisers that were underperforming. The Board discussed that although the Fund got off to a slow start, long terms results were respectable and more in-line with expectations. The Board acknowledged the changes PCM made were done to deliver a more consistent return to investors. The Board concluded PCM had produced reasonable returns with lower volatility.

Fees and Expenses. The Board noted PCM’s 1.99% advisory fee for the Fund was higher than its peer group and Morningstar category medians, but well-below the peer group high of 2.45% and the Morningstar category high of 2.99%. The Board observed PCM’s 2.75% net expense ratio was higher than its peer group median and Morningstar category median, but also well below the peer group high of 3.16% and the Morningstar category high of 3.33%. The Board discussed PCM’s explanation that managing a fund with a multi-manager structure was inherently more expensive than managing a fund without such a structure. Given these considerations, the Board concluded that PCM’s advisory fee for the Fund was not unreasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted PCM agreed to discuss the implementation of breakpoints as the Fund’s assets grew and PCM achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed PCM’s profitability analysis in connection with its management of the Fund and acknowledged PCM was managing the Fund at a loss. The Board concluded, therefore, that PCM’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from PCM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements, and as assisted by the advice of independent counsel, the Board concluded the advisory fee structure for the Fund was reasonable, and renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Sub-Advisers

Nature, Extent and Quality of Services.

IC—The Board noted that IC was founded in 2010 and was managing approximately $40 million in assets. The Board further noted IC provided investment advisory and portfolio management services primarily to pooled investment vehicles for high net worth individuals. The Board commented on the extensive investment industry experience and impressive academic credentials of IC’s investment team, and observed it attempted to generate high risk-adjusted absolute returns by investing in a moderately concentrated long/short portfolio of equity securities that it believes were mispriced by the market. The Board noted IC mitigated concentration risk by utilizing a strict sell discipline, setting stop-loss limits on all short positions to address short sales, and raising cash or dynamically increasing its hedge short book to manage deficiencies in its fundamental analysis. The Board discussed IC’s compliance program, which consisted of monitoring its sleeve of Persimmon’s investment limitations with daily real-time reviews of the portfolio’s risk parameters and holding weekly risk committee meetings to assess the portfolio from a quantitative and qualitative perspective. The Board noted IC had no material compliance or litigation issues since the sub-advisory agreement was last renewed. The Board acknowledged the investment team’s expertise to perform a high level of research required to support the investment process. The Board noted PCM’s continued satisfaction with IC. The Board concluded IC should continue to provide high quality service to PCM, the Fund and the Fund’s shareholders

Weatherbie—The Board noted Weatherbie managed $1.1 billion in assets providing specialized growth equity investment management for high net worth individuals, investment companies, pooled investment vehicles, and charitable organizations. The Board commented on the extensive financial industry experience and solid academic credentials of Weatherbie’s investment team, and observed it utilized a multi-manager approach that invested primarily in U.S.-listed small and mid-cap growth stocks and attempted to outperform the major market indices on a long-term risk-adjusted basis with lower volatility. The Board discussed Weatherbie’s services to the Fund, which included fundamental research of small and mid-cap equities, portfolio management, trading and fund compliance. The Board noted Weatherbie managed risk by allocating capital from positions with the least favorable risk/reward ratios to others with more favorable ratios, and having its lead portfolio managers review risk metrics daily and conduct detailed reviews of the entire portfolio monthly. The Board observed that Weatherbie had no material compliance or litigation issues since the Board last considered renewal of the sub-advisory agreement. The Board noted Weatherbie was a robust organization with sufficient resources to support a rigorous research process. The Board acknowledged PCM’s continued satisfaction with Weatherbie and concluded that Weatherbie should continue to provide high quality service to PCM, the Fund and the Fund’s shareholders.

Performance.

IC—The Board noted that since inception, the Fund sleeve managed by IC had significantly outperformed its Morningstar category. The Board commented that IC provided respectable returns over the one-year period, which slightly trailed the benchmark and Morningstar category. The Board discussed IC’s contention that stock selection, quality of the long portfolio, and the portfolio’s size relative to industry benchmarks, drove performance. The Board observed that most of the strong performance occurred in the first half of 2017. The Board concluded that IC met expectations.

Weatherbie—The Board noted Weatherbie’s outstanding performance over the one-year period in which it significantly outperformed the benchmark and its Morningstar category. The Board further noted Weatherbie had respectable returns over the three-year and since inception periods. Although past performance was not indicative of future returns, the Board concluded Weatherbie had provided better than reasonable results to the Fund and its shareholders.

Fees and Expenses.

IC—The Board noted IC charged PCM a sub-advisory fee of 1.00%. The Board further noted IC charged similarly managed accounts a 1.00% advisory fee plus a 20% performance fee. Given these considerations, the Board concluded IC’s sub-advisory fee was not unreasonable.

Weatherbie—The Board noted Weatherbie charged PCM a sub-advisory fee of 1.00%. The Board noted Weatherbie’s sub-advisory fee for its two similarly managed accounts ranged from 0.84% (for a larger account) to 1.00%. The Board further observed that for one similarly managed account, Weatherbie charged a 20% performance fee that it did not charge PCM. Given these considerations, the Board concluded Weatherbie’s sub-advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been achieved by IC or Weatherbie with respect to their management of their respective sleeves of the Fund. After discussion, the Board agreed that economies of scale was primarily a Fund-level issue and should be viewed in the context of the Advisory Agreement and overall fee, taking into consideration the impact of the sub-advisory expense.

Profitability. The Board reviewed IC’s and Weatherbie’s estimated profits in connection with their respective services to the Fund. The Board discussed whether the amount of profit reported by each of IC and Weatherbie was fair for its sub-advisory services. The Board considered the levels of assets allocated to each sub-advisor and recognized that neither IC nor Weatherbie had accrued significant profits with respect to its services for the Fund. The Board concluded that each of IC’s and Weatherbie’s level of profitability from its relationship with the Fund was not excessive.

Conclusion. Having requested and reviewed such information from IC and Weatherbie as the Board believed to be reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structures for the Fund were reasonable, and that renewal of each Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Persimmon Capital Management, LP
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

SUB-ADVISORS
Infinitas Capital, LLC
99 Hudson Street, 5th Floor
New York, NY 10013

Weatherbie Capital, LLC
265 Franklin Street, Suite 1601
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/18